Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies

25.  Commitments and contingencies

Aircraft related commitments and financing arrangements

Committed expenditures for aircraft purchase and related flight equipment related to the Airbus purchase agreement, including estimated amounts for contractual prices escalations and pre-delivery payments, will be as follows:

	Commitment
	expenditures in
	thousands of U.S.
	dollars
2023	US$	224,629
2024		275,363
2025		711,455
2026		1,410,003
2027 and thereafter		4,204,369
	US$	6,825,819

All aircraft acquired by the Company through the Airbus purchase agreement through December 31, 2022, have been executed through sale and leaseback transactions.

In addition, we have commitments to execute sale and leaseback over the next three years. The estimated proceeds from these commitments are as follows:

	Aircraft sale prices estimated
	in thousands of U.S. dollars
2023	US$	165,500
2024		998,000
2025		389,500
	US$	1,553,000

For future aircraft deliveries the Company will review the lease and financing structure applicable based on the then current market conditions.

The future lease payments for these non-cancellable sale and leaseback contracts are as follows:

	Aircraft leases
	in thousands of U.S.
	dollars
2023	US$	7,977
2024		51,720
2025		104,014
2026		108,400
2027 and thereafter		1,028,688
	US$	1,300,799

Purchase of additional A320 New Engine Option (“NEO”) family aircraft

On December 28, 2017, the Company amended the agreement with Airbus, S.A.S. (“Airbus”) for the purchase of additional 80 A320NEO family aircraft to be delivered from 2022 to 2026, which was further amended in July 2020 to reschedule the deliveries between 2023 and 2028. Additionally, in November 2021 the Company entered into a new amendment to the referred agreement to purchase 39 additional A32O New Engine Option Family Aircraft to be delivered between 2023 and 2029, in addition to the acquisition of these 39 aircraft, the Company exercised its rights under the purchase agreement with Airbus to convert 20 aircraft from A320NEO to A321NEO aircraft of its current order, all to support the Company’s targeted growth markets in Mexico, United States, Central America and South America.

On October 10th, 2022, the Company executed an amendment to our existing Airbus purchase agreement for the purchase of 25 A32NEO aircraft, all to be delivered in 2030.

Litigation

The Company is a party to legal proceedings and claims that arise during the ordinary course of business. Certain proceedings are considered possible obligations. Based on the plaintiffs’ claims, as of December 31, 2022, 2021 and 2020 these possible contingencies amount to a total of US$7.8 million, US$8 million and US$6 million, respectively.